Note 29 - Principal Subsidiaries (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
HYDRIL COMPANY and subsidiaries [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Technical Drilling & Production Services Nigeria. Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Tenaris Supply Chain S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	97.50%
Gepnaris S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Tubular Technical Services and Pipe Coaters [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	40.00%
Amaja Tubular Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	49.00%